Subsequent Events (Details Narrative) - USD ($)		2 Months Ended
	Feb. 27, 2015	Dec. 31, 2014	Sep. 30, 2015	Oct. 28, 2014
Common stock price per share		$ 0.001		$ 0.001
Percentage of convertible note interest	10.00%	10.00%	10.00%
Convertible promissory note		$ 1,847
Note conversion price per share	$ 0.025
Investors and Consultants [Member]
Number of restricted common stock shares issued		1,080,000
Common stock price per share		$ 0.05
Subsequent Event [Member]
Number of restricted common stock shares issued	413,479
Percentage of convertible note interest	10.00%
Convertible promissory note	$ 10,000
Accrued interest	$ 337
Note conversion price per share	$ 0.025